RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, shares converted		$ 51,840
Interest rate		10.00%	10.00%
Note payable to shareholder		$ 0	$ 1,365,550
Note payable		18,210
Convertible Note		1,992,580	274,914
Note payable to related party		63,456	63,456
Accrued interest		$ 103,439	$ 48,486
Promissory Note [Member]
Interest rate		10.00%
Promissory note		$ 1,739,550
Convertible promissory note principal balance		$ 1,885,050
Class A Convertible Preferred Stock [Member]
Preferred stock converted into common shares			4,040,000
Preferred stock, shares converted			$ 2,990,000
Common stock share prices			$ 0.029
Preferred stock, shares issued		52,421,130	59,560,127
Chief Executive Officer [Member]
Note payable to shareholder			$ 1,365,550
Proceed from related party		$ 564,500	415,000
Repayments of borrowings, related party		45,000
Note payable		25,000
Convertible Note		20,000
Chief Executive Officer [Member]
Note payable to shareholder			1,365,550
Proceed from related party		564,500	$ 415,000
Repayments of borrowings, related party		$ 45,000
Chief Executive Officer [Member] | Promissory Note [Member]
Interest rate		10.00%
Convertible promissory note principal balance		$ 1,885,050
Proceed from related party		564,500
Repayments of borrowings, related party		45,000
Note payable		1,739,550
Chief Executive Officer [Member] | Series B Super Voting Preferred Stock [Member]
Preferred stock, shares issued			90
Austen Lambrecht [Member] | Series B Super Voting Preferred Stock [Member]
Preferred stock, shares issued			60
Asset Purchase Agreement [Member]
Note payable to related party	$ 63,456
Related party transaction, rate	5.00%
Related party transaction, amounts of transaction	$ 1,902
Maturity term period	three-year
Accrued interest		$ 12,700	$ 9,527